Summary of material accounting policies (Details 2) - CLP ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	996.46	877.12	855.86
Cumulative Monthly Average U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	943.74	839.79	872.33
Euro [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	1,035.28	970.05	915.95
Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	0.97	1.08	4.83
Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	22.61	22.48	21.36
Canadian Dollar [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	693.82	663.98	632.61
Sterling Pound [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	1,249.01	1,118.20	1,033.90
Paraguayan Guarani [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	0.13	0.12	0.12
Swiss Franc [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	1,100.57	1,044.56	927.36
Bolivian [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	143.17	126.02	122.97
Australian Dollar [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	619.92	599.21	583.01
Danish Krone [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	138.84	130.14	123.18
Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	161.32	180.80	161.96
Colombian Peso [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	0.23	0.23	0.18
Yuan [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	136.24	123.15	122.68
Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	38,416.69	36,789.36	35,110.98
Unidad Indexada [Member]
IfrsStatementLineItems [Line Items]
Unidad indexada (**)	139.09	132.13	118.93